Offerings	Oct. 13, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, reserved for issuance pursuant to the 2026 Equity Incentive Plan
Amount Registered | shares	4,085,875
Proposed Maximum Offering Price per Unit	16.00
Maximum Aggregate Offering Price	$ 65,374,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 5,687.54
Offering Note	(1) (A) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the Registrant's common stock, par value $0.001 per share (the "Common Stock") that become issuable with respect to the securities identified in the above table under the Registrant's 2026 Equity Incentive Plan (the "2026 EIP"), the 2026 Employee Stock Purchase Plan (the "ESPP"), and the Amended and Restated 2020 Equity Incentive Plan (the "2020 Plan") by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration which results in an increase in the number of outstanding shares of Common Stock. (B) Represents 4,085,875 shares of Common Stock reserved for issuance, after deducting options granted thereunder, under the 2026 EIP as of the date of this Registration Statement. The number of shares of Common Stock available for issuance under the 2026 EIP will be increased by any shares of Common Stock subject to awards outstanding under the 2020 Plan that, on or after the effectiveness of the 2026 EIP, expire or otherwise terminate without having been exercised in full, are tendered to or withheld for payment of an exercise price or for tax withholding obligations, or are forfeited to or repurchased by the Registrant due to failure to vest. The maximum number of shares that can be added to the 2026 EIP from the 2020 Plan pursuant to the foregoing is 4,040,483. See footnote 4(A) and 5 below. (C) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee, based on the initial public offering price of the Common Stock of $16.00 per share (the "IPO Price").
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, reserved for issuance pursuant to options outstanding under the 2026 Equity Incentive Plan
Amount Registered | shares	2,918,492
Proposed Maximum Offering Price per Unit	16.00
Maximum Aggregate Offering Price	$ 46,695,872.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 4,062.54
Offering Note	(2) See footnote 1(A). (A) Represents 2,918,492 shares of Common Stock reserved for issuance pursuant to options outstanding under the 2026 EIP as of the date of this Registration Statement. To the extent that any shares subject to awards under the 2026 EIP (x) expire or otherwise terminate without having been issued or (y) are settled in cash, the shares of Common Stock subject to such awards will become available for issuance under the 2026 EIP. (B) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $16.00, which is the weighted average exercise price per share of outstanding stock option awards under the 2026 EIP as of the date of this Registration Statement.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, reserved for issuance pursuant to the 2026 Employee Stock Purchase Plan
Amount Registered | shares	490,000
Proposed Maximum Offering Price per Unit	13.60
Maximum Aggregate Offering Price	$ 6,664,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 579.77
Offering Note	(3) See footnote 1(A). (A) Represents the shares of Common Stock reserved for issuance under the ESPP. (B) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of 85% of $16.00, which is the IPO Price. Pursuant to the ESPP, the purchase price of the shares of Common Stock reserved for issuance thereunder will be 85% of the lower of the fair market value of the Common Stock on the first trading day of the offering period or on the exercise date.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, reserved for issuance pursuant to options outstanding under the Amended and Restated 2020 Equity Incentive Plan
Amount Registered | shares	3,405,695
Proposed Maximum Offering Price per Unit	7.42
Maximum Aggregate Offering Price	$ 25,270,256.90
Fee Rate	0.0087%
Amount of Registration Fee	$ 2,198.51
Offering Note	(4) See footnote 1(A). (A) Represents 3,405,695 shares of Common Stock reserved for issuance pursuant to options outstanding under the 2020 Plan as of the date of this Registration Statement. To the extent that, on or after the effectiveness of the 2026 EIP, any shares subject to awards under the 2020 Plan expire or otherwise terminate without having been exercised in full or are forfeited to or repurchased by the Registrant due to failure to vest, the shares of Common Stock subject to such awards will become available for issuance under the 2026 EIP. See footnote 1(B) above. (B) Estimated in accordance with Rule 457(h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $7.42 per share, which is the weighted-average exercise price of options to purchase Common Stock outstanding under the 2020 Plan as of the date of this Registration Statement.
Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, reserved for issuance pursuant to restricted stock units outstanding under the Amended and Restated 2020 Equity Incentive Plan
Amount Registered | shares	634,788
Proposed Maximum Offering Price per Unit	16.00
Maximum Aggregate Offering Price	$ 10,156,608.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 883.62
Offering Note	(5) Represents 634,788 shares of Common Stock reserved for issuance pursuant to restricted stock units outstanding under the 2020 Plan as of the date of this Registration Statement. To the extent that, on or after the effectiveness of the 2026 EIP, any shares subject to such awards under the 2020 Plan are cancelled, expire or otherwise terminate without having been issued in full, are tendered to or withheld by the Registrant for tax withholding obligations, or are forfeited to or repurchased by the Registrant due to failure to vest, will become available for issuance under the 2026 EIP. See footnote 1(B) above.